Organization (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s unaudited interim condensed consolidated balance sheet:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Cash and cash equivalents	185,850	332,367	49,621
Restricted cash	—	2,892	432
Accounts receivable (net of allowances of RMB38,922 and RMB44,566 (US$6,654) as of December 31, 2021 and June 30, 2022, respectively)	92,197	100,960	15,072
Contract assets	42,391	44,593	6,657
Inter-company receivables*	75,560	214,874	32,080
Inventories	119,257	120,952	18,058
Prepayments and other current assets	40,957	17,388	2,596

Total current assets	556,212	834,026	124,516

Property and equipment, net	42,623	58,285	8,702
Intangible assets, net	633	375	56
Other non-current assets	8,346	10,227	1,527
Operating right-of-use assets	51,630	41,875	6,252

Total non-current assets	103,232	110,762	16,537

TOTAL ASSETS	659,444	944,788	141,053

Accounts payable	27,102	19,925	2,975
Deferred revenue	133,489	163,095	24,349
Inter-company payables*	897,633	1,397,180	208,593
Accrued liabilities and other current liabilities	89,976	62,557	9,339
Customer deposits	972	484	72
Short-term borrowing	2,370	2,370	354
Current portion of operating lease liabilities	25,692	26,681	3,983

Total current liabilities	1,177,234	1,672,292	249,665

Deferred government grant
Other non-current liabilities	8,563	24,034	3,588
Non-current portion of operating lease liabilities	29,669	17,862	2,667

Total non-current liabilities	38,232	41,896	6,255

TOTAL LIABILITIES	1,215,466	1,714,188	255,920

*	Inter-company receivables/payables represent balances of the VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.